Commitments and Contingencies, textuals (Details) (USD $) In Billions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Insurance Maximum Amount	$ 1
Policy year closing period	3 years